Tax Expense (Details) - Schedule of Tax Expenses - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income tax
Current year provision	RM 131,368	RM 6,079,034
(Over)/Underprovision in prior year	(6,010,761)	633
Income tax	(5,879,393)	6,079,667
Deferred tax (Note 14)
-Relating to origination and reversal of temporary differences	258,229	8,667,787
(Over)/Underprovision in prior year	(23,058)	161,926
Deferred tax	235,171	8,829,713
Income tax deferred tax	RM (5,644,222)	RM 14,909,380